Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Although ChaSerg was the legal acquirer, for accounting purposes, GDI was deemed to be the accounting acquirer. GDI was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•   GDI holds executive management roles for the Company and those individuals are responsible for the day-to-day operations;

•   GDI’s former owners have the largest minority voting rights in the Company;

•   From a revenue and business operation standpoint, GDI was the larger entity in terms of relative size;

•   GDI’ San Ramon, CA headquarters are the headquarters of the Company; and

•   The intended strategy of the Company will continue GDI’s strategy of driving enterprise-level digital transformation in the Fortune 1000 companies.

In conjunction with the Business Combination, outstanding shares of GDI were converted into common stock of the Company, par value $0.0001 per share, shown as a recapitalization, and the net assets of ChaSerg were acquired at historical cost, with no goodwill or other intangible assets recorded. GDI was deemed to be the predecessor of the Company, and the consolidated assets and liabilities and results of operations prior to the Closing (for the years ended December 31, 2019 and 2018 and the period from January 1, 2020 to March 5, 2020) are those of GDI. ChaSerg’s assets and liabilities, which include net cash from the trust of $85.1 million, and results of operations were consolidated with GDI beginning on the Closing.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to GDI shareholders in connection with the recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to GDI preferred and common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.

Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and all of its subsidiaries that are directly or indirectly owned or controlled. Intercompany transactions and balances have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates and such differences could be material. Significant estimates include useful lives and recoverability of property and equipment, determination of fair value, useful lives and recoverability of intangible assets and goodwill, allowances for receivables, calculation of accrued liabilities, capitalization of internally developed software, stock-based compensation, contingent consideration payable, determination of provision for income taxes and uncertain tax positions.

Certain significant risks and uncertainties

Certain significant risks and uncertainties

The Company is subject to risks, including but not limited to customer concentration, concentrations of credit and foreign currency risks. Additionally, the Company has been impacted by the recent coronavirus (“COVID-19”) pandemic. The global pandemic of COVID-19 has negatively affected the U.S. and global economy, disrupted global supply chains, resulted in significant travel and transport restrictions, including mandated closures and orders to “shelter-in-place,” and created significant disruption of the financial market. The COVID-19 pandemic has impacted the Company’s revenues and the Company’s business continues to be exposed to risks and uncertainties related to the pandemic. The impact of the COVID-19 pandemic has been more pronounced with the Company’s retail customers, which depend on keeping their stores open. Additionally, in situations where the Company’s customers encounter financial difficulties, there is a risk associated with the Company’s inability to collect money from customers. The Company has taken several actions to deal with the COVID-19 pandemic. These include enabling its employees to work from home, company-wide salary and compensation cuts, hiring freezes, and suspending all non-essential travel. The ultimate impact and the extent to which the COVID-19 pandemic will continue to affect the business, results of operation and financial condition is difficult to predict and depends on numerous evolving factors outside of the Company’s control including: the duration and scope of the pandemic; government, social, business and other actions that have been and will be taken in response to the pandemic; and the effect of the pandemic on short and long-term general economic conditions.

Cash and cash equivalents

Cash and cash equivalents

The Company considers cash equivalents to be highly liquid investments with original maturities of three months or less. Cash equivalents are stated at cost, which approximates fair value. At times, cash deposits with banks may exceed federally insured limits.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable, less allowance for doubtful accounts, reflect the net realizable value of receivables and approximate fair value. The Company maintains an allowance against accounts receivable for the estimated probable losses on uncollectible accounts. The allowance is based upon historical loss experience, current economic conditions within the industries the Company serves as well as determination of the specific risk related to certain customers. Accounts receivable are charged off against the reserve when, in management’s estimation, further collection efforts would not result in a reasonable likelihood of receipt. The allowance for doubtful accounts balance increased $0.4 million as of December 31, 2020 compared to December 31, 2019.

	As of
	December 31, 2020	December 31, 2019
	(in thousands)
Trade accounts receivable	$17,308	$13,913
Allowance for doubtful accounts	(418)	(20)
Total trade accounts receivable, net	$16,890	$13,893

Unbilled receivables

Unbilled receivables

Generally, the Company will not bill customers until the services have been completed. From time-to-time, a service period may overlap with a period-end and the unbilled receivables represent amounts for services performed through period-end, but not yet billed. The unbilled receivable represents the amount expected to be billed and collected for services performed through period-end in accordance with contract terms. The unbilled receivables balances were $1.8 million and $5.0 million as of December 31, 2020 and 2019, respectively.

Property and equipment

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the respective assets, generally 2 to 7 years. Leasehold improvements and property under capital leases are amortized over the shorter of estimated useful lives of the assets or the lease term. Expenditures for repairs and maintenance are expensed as incurred.

Software development costs

Software development costs

The Company capitalizes costs incurred during the application development and implementation stages for computer software developed or obtained for internal use that are specifically identifiable, have determinable lives and relate to probable future economic benefits. Capitalized computer software costs are included in property and equipment, net in the consolidated balance sheets. Average useful life of such costs is two years.

During the years ended December 31, 2020 and 2019, the Company capitalized $1.1 million and $1.0 million of internally developed software costs, respectively. The unamortized amount of internally developed software costs was $1.3 million as of December 31, 2020 and $1.1 million as of December 31, 2019. Amortization of internally developed software is recorded within research and development and marketing expenses as the software is developed for purposes of supporting internal R&D, engineering, and marketing activities. Costs associated with minor enhancements and maintenance or costs incurred during the preliminary project stage, and costs for training, data conversion, and maintenance are expensed as incurred. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. Internally developed software did not have any impairment for the years ended December 31, 2020 and 2019.

Business Combinations

Business Combinations

The Company accounts for business combinations under the acquisition method of accounting, in accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, recording any assets acquired and liabilities assumed based on their respective fair values. Any excess of the fair value of purchase consideration over the fair value of the assets acquired less liabilities assumed is recorded as goodwill. The Company uses management estimates and industry data to assist in establishing the acquisition date fair values of assets acquired, liabilities assumed, and contingent consideration granted, if any. These estimates and valuations require the Company to make significant assumptions, including projections of future events and operating performance.

Goodwill

Goodwill

Goodwill represents the excess of purchase price over the fair value of the net assets of businesses acquired. On an annual basis, the Company makes a qualitative assessment to determine if it is more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill. If the Company determines that the fair value of the reporting unit is less than its carrying amount, it will perform a quantitative analysis; otherwise, no further evaluation is necessary. For the quantitative impairment assessment, the Company compares the fair value of the reporting unit to its carrying value, including goodwill. The Company uses the discounted cash flow method of the income approach and market approach to determine the fair value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that unit, goodwill is not impaired and no further testing is performed. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then the Company will recognize a loss equal to the excess, limited to the total amount of goodwill allocated to that reporting unit. Impairments, if any, are charged directly to earnings. As of December 31, 2020, the Company has a single reporting unit and determined there were no indicators of impairment.

Intangible assets

Intangible assets

Finite-lived intangible assets are stated at cost less accumulated amortization. Amortization is computed on the straight-line basis over the asset’s useful lives ranging between 2 and 10 years. The Company recorded $0.1 million of amortization expense for the year ended December 31, 2020, $0.1 million of amortization expense for the year ended December 31, 2019, and $0.2 million for the year ended December 31, 2018.

Fair value

Fair value

Financial instruments are required to be categorized within a valuation hierarchy based upon the lowest level of input that is significant to the fair value measurement. Assets and liabilities recorded at fair value are measured and classified in accordance with a three-tier fair value hierarchy based on the observability of the inputs available in the market used to measure fair value:

•   Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•   Level 2 — Inputs that are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant inputs are observable in the market or can be derived from observable market data.

•   Level 3 — Unobservable inputs that are supported by little or no market activities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, foreign exchange rates, and credit ratings.

Concentrations of credit risk and significant customers

Concentrations of credit risk and significant customers

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company’s cash is held with high-quality financial institutions. Deposits held with banks may, at times, exceed the amount of insurance provided on such deposits. The Company also has cash deposited with commercial banks outside the United States, including countries such as Russia and Ukraine, in which banking and other financial systems are less developed and regulated. Bank deposits made by corporate entities in less developed markets such as these are not insured. As of December 31, 2020, $0.7 million of total cash was held in Russia and $0.2 million was held in Ukraine. As of December 31, 2019, $1.0 million of total cash was held in Russia and $0.1 million was held in Ukraine. In these regions, and particularly in Russia, a banking crisis, bankruptcy or insolvency of banks that process or hold the Company’s funds, may result in the loss of the Company’s deposits or adversely affect the Company’s ability to complete banking transactions, which could adversely affect the Company’s business and financial condition.

The Company records its accounts receivable and unbilled receivables at their face amounts less allowances. Accounts receivable and unbilled receivables are generally dispersed across the Company’s customers in proportion to their revenue. Three customers individually exceeded 10% of the Company’s accounts receivable balance at December 31, 2020 and December 31, 2019. Three customers individually exceeded 10% of the unbilled receivables at December 31, 2020 and two customers individually exceeded 10% of the unbilled receivables balance at December 31, 2019.

The Company has not experienced any losses on its cash and cash equivalents and minimal losses on its accounts receivable. The Company performs ongoing evaluations of its customers’ financial condition.

Two, three and three customers accounted for greater than 10% of revenue for the twelve months ended December 31, 2020, 2019 and 2018, respectively.

Foreign currency risks

Foreign currency risks

The functional currency of the Company and its subsidiaries is the U.S. dollar with an exception of Daxx, recently acquired by the Company, whose functional currency is the Euro. The Company generates most of its revenues in U.S. dollars. The international subsidiaries convert the U.S. dollars to their respective local currencies to fund operations such as labor and materials required for the entity to operate. The Company’s international subsidiaries’ accounting records are denominated in their respective local currencies. The Company is exposed to foreign currency exchange rate changes that could impact remeasurement of foreign denominated monetary assets and liabilities into U.S. dollars with the remeasurement impact recorded to income. The Company is also exposed to fluctuations in foreign currency exchange rates related to cash outflows for expenditures in foreign currencies. The net income/(loss) on foreign currency transactions was $0.3 million, $(0.3) million, and $(0.2) million for the years ended December 31, 2020, 2019, and 2018, respectively. The Company has not entered into any foreign exchange forward contracts, derivatives, or similar financial instruments to hedge against the risk of foreign exchange rate fluctuations.

Revenue recognition

Revenue recognition

The Company accounts for a contract with a customer when 1) the parties to the contract have approved the contract and are committed to performing their respective obligations, 2) the contract identifies each party’s rights regarding the goods or services to be transferred, 3) the contract identifies the payment terms for the goods or services to be transferred, 4) the contract has commercial substance, and 5) collection of substantially all consideration pursuant to the contract is probable.

The Company derives its revenue from offering a suite of digital engineering and information technology (“IT”) consulting services, including digital transformation strategy, emerging technology, lean labs and legacy system replatforming. For most contracts, the Company uses master agreements to govern the overall relevant terms and conditions of the business arrangement between the Company and its customers. When the Company and a customer enter into a Master Services Agreement (“MSA”), purchases are generally made by the customer via a statement of work (“SOW”) which explicitly references the MSA and specifies the services to be delivered. Fees for these contracts may be in the form of time-and-materials or fixed-fee arrangements. The majority of the Company’s revenues are generated under time-and-material contracts which are billed using hourly rates to determine the amounts to be charged directly to the customer. Fees are billed and collected as stipulated in the contract, and revenue is recognized as services are performed. If there is an uncertainty about the receipt of payment for the services, revenue is recognized to the extent that a significant reversal of revenue would not be probable.

Consulting services revenue is a single performance obligation earned through a series of distinct daily services and may include services such as those described above. The Company recognizes revenue for services over time as the customer simultaneously receives and consumes the benefits as the Company performs IT consulting services. For revenue contracts, the customer derives value from the Company providing daily consulting services, and the value derived corresponds to the labor hours expended. Therefore, the Company measures the progress and recognizes revenue using an effort-based input method. For fixed fee contracts, the Company recognizes revenue as the work is performed, the monthly calculation of which is based upon actual labor hours incurred and level of effort expended throughout the duration of the contract.

For time-and-material contracts, the Company applies the variable consideration allocation exception. Therefore, instead of allocating the variable consideration to the entire performance obligation, the Company determined the variable consideration should be allocated to each distinct service to which the variable consideration relates, which is providing the customer daily consulting services. The Company also offers volume discounts or early settlement discounts. Volume discounts apply once the customer reaches certain contractual spend thresholds. Early settlement discounts are issued contingent upon the timing of the payment from the customer. If the consideration promised in a contract includes a variable amount, the Company only includes estimated amounts of consideration in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. These estimates may require management to make subjective judgments and to make estimates about the effects of matters inherently uncertain. The determination of whether to constrain consideration in the transaction price are based on information (historical, current and forecasted) that is reasonably available to the Company, taking into consideration the type of customer, the type of transaction and the specific facts and circumstances of each arrangement. Although the Company believes that its approach in developing estimates and its reliance on certain judgments and underlying inputs is reasonable, actual results may differ from management’s estimates, judgments and assumptions. These estimates have historically not been material to the consolidated financial statements.

Disaggregation of Total Revenues:

The following table shows the disaggregation of the Company’s revenues by contract type for the year ended December 31, 2020:

Contract Type, in thousands
Time-and-material	$104,583
Fixed-fee	5,705
Other	995
Total Revenues	$111,283

Remaining performance obligation

Remaining performance obligation

ASC 606 requires that the Company disclose the aggregate amount of transaction price that is allocated to performance obligations that have not yet been satisfied as of December 31, 2020. This disclosure is not required for:

1)     contracts with an original duration of one year or less, including contracts that can be terminated for convenience without a substantive penalty,

2)     contracts for which the Company recognizes revenues based on the right to invoice for services performed,

3)     variable consideration allocated entirely to a wholly unsatisfied performance obligation or to a wholly unsatisfied promise to transfer a distinct good or service that forms part of a single performance obligation in accordance with ASC 606-10-25-14(b), for which the criteria in ASC 606-10-32-40 have been met, or

4)     variable consideration in the form of a sales-based or usage-based royalty promised in exchange for a license of intellectual property.

All of the Company’s contracts met one or more of these exemptions as of December 31, 2020.

Cost of revenue

Cost of revenue

Cost of revenue primarily consists of compensation for professional staff generating revenues for the Company. Compensation includes salary, benefits, performance bonuses, retention bonuses, stock compensation expense, and travel expenses. The Company allocates a portion of depreciation and amortization to cost of revenue.

Engineering, research and development

Engineering, research and development

Engineering, research, and development expenses primarily include compensation for professional staff performing research and development related activities that are not directly attributable to generating revenues for the Company. Research and development activities relate to building and scaling the next generation ecommerce platform solutions for customers. Research and development costs are expensed as incurred. Engineering, research, and development expenses also include depreciation and amortization costs, stock-based compensation expenses and retention bonuses.

Selling and marketing

Selling and marketing

Selling and marketing expenses are those expenses associated with promoting and selling the Company’s services and include such items as sales and marketing personnel salaries, benefits, stock compensation expenses, travel, advertising, depreciation and amortization, retention bonuses, and other promotional activities.

General and administrative

General and administrative

General and administrative expenses include other operating items such as officers’ and administrative personnel salaries, benefits, stock compensation expenses, legal and audit expenses, public company related expenses, insurance, facility costs, retention bonuses, depreciation and amortization, including amortization of purchased intangibles, and operating lease expenses.

Stock-based compensation expense

Stock-based compensation expense

Stock-based compensation expense is measured based on the grant-date fair value of the share-based awards. Forfeitures are recognized as incurred. The Company estimates stock options grant-date fair value using the Black-Scholes-Merton option pricing model. The model requires management to make a number of key assumptions including expected volatility, expected term, risk-free interest rate, and expected dividends. The Company evaluates the assumptions used to value its share-based awards on each grant date. The fair market value of Grid Dynamics stock is determined based on the closing price on NASDAQ on the measurement date. The Company amortizes the grant-date fair value of all share-based compensation awards over the employee’s requisite service period for the entire award on a straight-line basis, which is generally the vesting period. For an award with graded vesting that is subject only to a service condition (e.g., time-based vesting), the Company uses the straight-line attribution method under ASC 718 under which they recognize compensation cost on a straight-line basis over the total requisite service period for the entire award (i.e., over the requisite service period of the last separately-vesting tranche of the award). Additionally, the Company applies the “floor” concept so that the amount of compensation cost that is recognized as of any date is at least equal to the grant-date fair value of the vested portion of the award on that date. That is, if the straight-line expense recognized to date is less than the grant date fair value of the award that is legally vested at that date, the company will increase its recognized expense to at least equal the fair value of the vested amount. Refer to Note 9 — Stock-based compensation for additional information.

Income taxes

Income taxes

The Company follows the asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax basis of the assets and liabilities. The determination of the provision for income taxes requires significant judgment, the use of estimates and the interpretation and application of complex tax laws. The provision for income taxes reflects a combination of income earned and taxed in the various U.S. federal and state, international and other jurisdictions. Jurisdictional tax law changes, increases or decreases in permanent differences between book and tax items, accruals or adjustments of accruals for tax contingencies or valuation allowances, and the change in the mix of earnings from these taxing jurisdictions all affect the overall effective tax rate.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Management considers all available evidence, both positive and negative, in determining whether a valuation allowance is required. Such evidence includes prior earnings history, the scheduled reversal of deferred tax liabilities, projected future taxable income, carryback and carryforward periods of tax attributes, and tax planning strategies that could potentially enhance the likelihood of realization of a deferred tax asset in making this assessment. The weight given to the positive and negative evidence is commensurate with the extent to which the evidence may be objectively verified.

The Company evaluates for uncertain tax positions at each balance sheet date. When it is more likely than not that a position will be sustained upon examination by a tax authority that has full knowledge of all relevant information, the Company measures the amount of tax benefit from the position and records the largest amount of tax benefit that is greater than 50% likely of being realized after settlement with a tax authority. The Company’s policy for interest and/or penalties related to underpayments of income taxes is to include interest and penalties in income tax expense.

Restructuring

Restructuring

The Company initiated a restructuring plan focused on optimizing utilization. For twelve months ended December 31, 2020, the Company incurred and paid total restructuring expenses of $0.9 million, which mostly included employee termination costs. This amount is included as a component of general and administrative expenses in the consolidated financial statements.

Earnings per share

Earnings per share

The Company accounts for earnings per share in accordance with ASC Topic 260, Earnings per Share. Basic earnings per share is computed by dividing net income by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted-average number of common and potential dilutive common shares outstanding during the period. Under U.S. GAAP, companies are required to include certain option grants granted to employees and convertible preferred stock in the diluted earnings per share calculation, except in cases where the effect of the inclusion of options and convertible preferred stock would be antidilutive.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

Changes to U.S. GAAP are established by the Financial Accounting Standards Board (the “FASB”), in the form of Accounting Standards Updates (“ASUs”), to the FASB’s ASC. The Company has elected not to opt out of the extended transition period and thus when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

The Company transitioned to ASC Topic 606, Revenue From Contracts with Customers (“ASC 606”, the “New Standard”), from ASC Topic 605, Revenue Recognition on January 1, 2019. The New Standard was applied to all contracts that were not complete as of the date of adoption, using the modified retrospective transition method. The transition to ASC 606 represents a change in accounting principle. The Company’s consolidated financial statements reflect the adoption of ASC 606 beginning in 2019, while the Company’s consolidated financial statements prior to 2019 were prepared under the guidance of ASC 605. The new standard did not materially affect the Company’s consolidated statements of income and comprehensive income, balance sheets, or cash flows, and prior periods were not impacted as a result of the adoption of the standard. The new standard resulted in insignificant changes to the timing of recognition of revenues for certain volume discounts.

The Company elected to early adopt ASU No. 2018-15, Intangibles, Goodwill, and Other — Internal Use Software (Subtopic 350-40): Customer’s accounting for implementation costs incurred in a Cloud Computing Arrangement that is a service contract as of January 1, 2019. The amendments in this ASU align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). Accordingly, the amendments require an entity (customer) in a hosting arrangement that is a service contract to follow the guidance in Subtopic 350-40 to determine which implementation costs to capitalize as an asset related to the service contract and which costs to expense. The adoption of the new standard did not materially affect the Company’s consolidated statements of income and comprehensive income, balance sheets, or cash flows.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which amends ASC 820, Fair Value Measurement. ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying or adding certain disclosures. The accounting standard update was effective beginning in the first quarter of fiscal year 2020, with removed and modified disclosures to be adopted on a retrospective basis, and new disclosures to be adopted on a prospective basis. The Company has determined that the adoption of this guidance did not have a material effect on the consolidated financial statements.

In October 2018, the FASB issued ASU No. 2018-17, “Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities”. The new standard changes how entities evaluate decision-making under the variable interest entity guidance. The new standard is effective on January 1, 2020 and was applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings of the adoption date. The Company has determined that the adoption of this guidance did not have a material effect on the consolidated financial statements.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company considered the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases. ASU 2016-02 requires lessees to put most leases on their balance sheet while recognizing expense in a manner similar to existing accounting. ASU 2016-02 states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The standard allows for two methods of adoption to recognize and measure leases: retrospectively to each prior period presented in the financial statements with the cumulative effect of initially applying the guidance recognized at the beginning of the earliest comparative period presented or retrospectively at the beginning of the period of adoption with the cumulative effect of initially applying the guidance recognized at the beginning of the period in which the guidance is first applied. Both adoption methods include a number of optional practical expedients that entities may elect to apply. The Company will adopt the standard retrospectively at the beginning of the period of adoption with the cumulative effect of initially applying the guidance recognized at the beginning of the period in which the guidance is first applied. The new accounting guidance is effective for the Company for fiscal periods beginning after December 15, 2021. The Company has not yet determined the impact that the adoption of this guidance will have on the consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments. Topic 326 was subsequently amended by ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-05, Financial Instruments — Credit Losses (Topic 326): Targeted Transition Relief, and clarified the guidance with the release of ASU 2020-02 Financial Instruments — Credit Losses (Topic 326) and Leases (Topic 842). These ASUs replace the current incurred loss impairment methodology with a methodology that reflects expected credit losses measured at amortized cost and certain other instruments, including loans, held-to-maturity debt securities, net investments in leases, and off-balance sheet credit exposures. The update is effective for fiscal years beginning after December 15, 2022, and interim periods with fiscal years after December 15, 2022. The Company has not yet determined the impact that the adoption of this guidance will have on the consolidated financial statements.

In December 2019, the FASB issued Accounting Standard Update No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes by removing certain exceptions to the general principles and also simplification of areas such as franchise taxes, step-up in tax basis goodwill, separate entity financial statements and interim recognition of enactment of tax laws or rate changes. The update is effective for fiscal years beginning after December 15, 2021, and interim periods with fiscal years after December 15, 2022 on a prospective basis, and early adoption is permitted. The Company has not yet determined the impact that the adoption of this guidance will have on the consolidated financial statements.

In March 2020, FASB issued ASU No. 2020-03, Codification to Financial Instruments. This ASU improves and clarifies various financial instruments topics, including the current expected credit losses standard issued in 2016. The ASU includes seven different issues that describe the areas of improvement and the related amendments to U.S. GAAP, intended to make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. The amendments related to Issue 1, Issue 2, Issue 3, Issue 4, and Issue 5 were effective upon issuance of this update. The new guidance did not have a material impact on the consolidated financial statements. The amendments related to Issue 6 and Issue 7 are effective for the Company the earlier of January 1, 2023 or when the Company adopts ASU 2016-13, if early adopted. The Company is currently evaluating the impact these topics will have on the consolidated financial statements.